OTHER INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other income and expense [abstract]
Schedule of other income

	December 31,		December 31,		December 31,
Other Income	2025		2024 (1)		2023 (1)
Foreign exchange loss, net (2)	Ps.	584,990	Ps.	(452,635)	Ps.	2,253,880
Share of net income from investments in associates and joint ventures		350,935		378,396		371,397
Dividends		126,700		141,867		119,988
Net gain on asset valuation		71,701		27,863		82,535
Gain on sale of assets properties, plant and equipment		52,710		80,916		360,590
Gain on the sale of non-current assets held for sale		11,888		20,110		45,873
Net (loss) gain on sale of investments		(18,431)		149,612		82,936
Other income		235,260		300,048		251,626
Total other income	Ps.	1,415,753	Ps.	646,177	Ps.	3,568,825

(1) The information was modified based on MFG's discontinued operation; see note 13.B.

(2) Corresponds to the variation in the TRM between January and December: Ps. (652.07) per U.S. dollar in 2025, Ps. 587.1 in 2024, and Ps. (988.15) in 2023.

Schedule of other expense

	December 31,		December 31,		December 31,
Other Expense	2025		2024 (1)		2023 (1)
Personnel expenses	Ps.	(3,231,916)	Ps.	(3,022,161)	Ps.	(2,856,843)
Taxes and fees		(1,158,819)		(1,084,329)		(1,201,718)
Insurance		(601,172)		(603,570)		(552,384)
Consultancy, audit and other fees		(558,448)		(514,704)		(515,116)
Maintenance and repairs		(413,492)		(358,325)		(367,532)
Amortization of intangible assets		(324,023)		(241,735)		(226,662)
Marketing		(316,053)		(262,535)		(223,326)
Depreciation right of use assets		(233,744)		(223,854)		(200,483)
Depreciation of tangible assets		(212,681)		(208,612)		(203,543)
Affiliation contributions and transfers		(191,949)		(169,707)		(152,528)
Leases (Rent)		(168,721)		(147,744)		(139,065)
Warehouse services		(136,547)		(141,585)		(140,202)
Outsourcing services		(111,702)		(76,231)		(72,720)
Transportation services		(102,898)		(102,740)		(93,216)
Losses due to claims		(94,475)		(87,912)		(83,294)
Cleaning and security services		(78,514)		(75,627)		(76,226)
Temporary services		(72,520)		(64,805)		(59,599)
Data processing		(71,725)		(75,941)		(73,519)
Donations expenses		(41,094)		(34,714)		(31,244)
Loss from sale of property, plant and equipment		(40,620)		(22,620)		(43,673)
Supplies and stationary		(33,638)		(37,649)		(50,425)
Adaptation and installation		(25,943)		(24,551)		(27,193)
Travel expenses		(24,139)		(20,029)		(18,383)
Derecognition of assets		(15,423)		(5,486)		(1,567)
Impairment losses other assets		(2,690)		(4,916)		(1,330)
Loss from sale of non-current assets held for sale		(2,537)		(2,064)		(250)
Other		(634,408)		(511,315)		(463,367)
Total other expense	Ps.	(8,899,891)	Ps.	(8,125,461)	Ps.	(7,875,408)

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(1) The information was modified based on MFG's discontinued operation; see note 13.B.